Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Unrealized loss in values of securities available-for-sale, net of taxes	$ (1,228)	$ 338	$ (2,006)